GOODWILL GOODWILL (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.00%
Terminal rate applied to cash flow projections	900.00%
Period over which management has projected cash flows	7 years
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	14.00%
Terminal rate applied to cash flow projections	1200.00%
Period over which management has projected cash flows	21 years